Simple Agreement for Future Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Simple Agreement for Future Equity
Proceeds from simple agreement for future equity	$ 10,232,000	$ 2,315,000	$ 19,325,000	$ 9,000,000
Notes converted into shares	1,386,983		1,386,983
SAFE notes
Simple Agreement for Future Equity
Proceeds from simple agreement for future equity			$ 18,985,000	13,340,000
Total cash proceeds			19,325,000	13,000,000
Cash received from the subscription of a SAFE			340,000	9,000,000
Advance from issuance of debt				4,000,000
Outstanding principal balance			$ 32,325,000	$ 13,340,000
Notes converted into shares			0	0
SAFE notes with valuation cap at $300 million
Simple Agreement for Future Equity
Outstanding principal balance			$ 12,130,000	$ 5,336,000
Debt valuation cap			300,000,000	300,000,000
SAFE notes with valuation cap at $500 million
Simple Agreement for Future Equity
Outstanding principal balance			20,195,000	8,004,000
Debt valuation cap			$ 500,000,000	$ 500,000,000